Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Integer
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GraniteShares ETF Trust
Entity Central Index Key	0001689873
Document Period End Date	Jun. 30, 2025
GraniteShares HIPS US High Income ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares HIPS US High Income ETF
Class Name	GraniteShares HIPS US High Income ETF
Trading Symbol	HIPS
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$72.03	0.70%(a)
(a)	Annualized

Expenses Paid, Amount	$ 72.03
Expense Ratio, Percent	0.70%	[1]
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a 5.79% return.

Over the same period the Benchmark had a return of 6.70%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
	1 Year	5 Years	10 Years
NAV	5.79%	11.04%	4.74%
Price	4.71%	11.01%	4.69%
Benchmark(1)	6.70%	11.90%	5.49%

Net Assets	$ 106,749,907
Holdings Count | Integer	41
Investment Company, Portfolio Turnover	65.20%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$106,749,907
Number of Portfolio holdings	41
Turnover	65.2%

Holdings [Text Block]

What does the Fund invest in?

The Fund attempts to invest all, or substantially all, of its assets in the securities that make up the EQM High Income Pass-Through Securities Index.

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bills	21.92%	Financial	38.60%
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	2.34%	Government	21.92%
MPLX LP	2.20%	Closed End Funds	20.62%
Ellington Financial, Inc.	2.19%	Energy	18.86%
Global Net Lease, Inc.	2.14%
Hess Midstream LP	2.12%
Allspring Multi-Sector Income Fund	2.12%
Annaly Capital Management, Inc.	2.11%
USA Compression Partners LP	2.11%
Delek Logistics Partners LP	2.09%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Class Name	GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Trading Symbol	COMB
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$25.68	0.25%(a)
(a)	Annualized

Expenses Paid, Amount	$ 25.68
Expense Ratio, Percent	0.25%	[2]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 12 months?

During the period of June 30, 2024, to June 30, 2025, the Fund had a 5.31% return.

Over the same period the Bloomberg Commodity Index (the Benchmark) had a return of 5.77%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
				Inception
	1 Year	3 Year	5 Year	(May 19, 2017)
NAV	5.31%	-0.42%	12.14	4.41%
Price	5.51%	-0.51%	12.16	4.41%
Benchmark	5.77%	0.13%	12.67	4.83%

Performance Inception Date	May 19, 2017
Net Assets	$ 77,595,692
Holdings Count | Integer	36
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$77,595,692
Number of Portfolio Holdings	36
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

While the Fund generally seeks exposure to the commodity futures markets included in the Bloomberg Commodity Index.

The Fund seeks to enhance its performance, in part through a cash management strategy consisting of investments in investment grade fixed income securities issued by various U.S. public sector or corporate entities

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

Government T-bills	43.68%	Futures contracts	52.49%
Gold 100 Oz futures	8.95%	Government	43.68%
Natural Gas futures	4.46%	Cash	3.83%
Brent Crude Oil futures	3.48%
Copper futures	3.27%
Soybean futures	3.06%
WTI Crude Oil futures	3.02%
Silver futures	2.69%
Aluminum LME futures	2.64%
Corn futures	2.52%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares Nasdaq Select Disruptors ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares Nasdaq Select Disruptors ETF
Class Name	GraniteShares Nasdaq Select Disruptors ETF
Trading Symbol	DRUP
Security Exchange Name	NYSE
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$65.06	0.60%(a)
(a)	Annualized

Expenses Paid, Amount	$ 65.06
Expense Ratio, Percent	0.60%	[3]
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had a 16.86% return.

Over the same period the Benchmark had a return of 17.39%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
				Inception
	1 Year	3 Years	5 Years	(Oct 04, 2019)
NAV	16.86%	23.89%	16.73%	17.38%
Price	16.68%	23.85%	16.71%	17.34%
Benchmark	17.39%	26.11%	16.98%	20.68%

Performance Inception Date	Oct. 04, 2019
Net Assets	$ 56,082,923
Holdings Count | Integer	51
Investment Company, Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$56,082,923
Number of Portfolio Holdings	51
Turnover	51%

Holdings [Text Block]

What does the Fund invest in?

The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets (exclusive of collateral held from securities lending) in the securities included in the Nasdaq US Large Cap Select Disruptors Index.

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

Microsoft Corp.	10.18%	Technology	57.52%
Meta Platforms, Inc.	6.98%	Consumer - non-cyclical	21.89%
Broadcom, Inc.	6.37%	Communications	19.70%
Alphabet, Inc.	5.54%	Industrial	0.89%
Eli Lilly & Co.	4.48%
Palantir Technologies, Inc.	3.14%
Salesforce, Inc.	2.91%
ServiceNow, Inc.	2.63%
Merck & Co., Inc.	2.57%
Intuitive Surgical, Inc.	2.49%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long LCID Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long LCID Daily ETF
Class Name	GraniteShares 2x Long LCID Daily ETF
Trading Symbol	LCDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$19.00	1.14%(a)
(a)	Annualized

Expenses Paid, Amount	$ 19.00
Expense Ratio, Percent	1.14%	[4]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on April 21, 2025, to June 30, 2025, the Fund had a -25.16% return.

Over the same period the common stock of Lucid Group Inc, (NASDAQ: LCID) had a return of -1.08% and the S&P 500 Index (the Benchmark) a return of 20.62%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception
(April 21, 2025)
NAV	-25.16%
Price	-25.20%
Benchmark	20.62%

Performance Inception Date	Apr. 21, 2025
Net Assets	$ 3,742,170
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$3,742,170
Number of Portfolio Holdings	2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Lucid Group Inc, (NASDAQ: LCID).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

LCID Equity Swap	65.46%	Total Return Swap	65.46%
Cash	34.54%	Cash	34.54%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long MARA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MARA Daily ETF
Class Name	GraniteShares 2x Long MARA Daily ETF
Trading Symbol	MRAL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$42.75	1.51%(a)
(a)	Annualized

Expenses Paid, Amount	$ 42.75
Expense Ratio, Percent	1.51%	[5]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on March 06, 2025, to June 30, 2025, the Fund had a -20.88% return.

Over the same period the common stock of MARA Holdings, Inc (NASDAQ: MARA) had a return of 30.03% and the S&P 500 Index (the Benchmark) a return of 9.65%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception (Mar 06, 2025)

NAV	-20.88%
Price	-20.92%
Benchmark	9.65%

Performance Inception Date	Mar. 06, 2025
Net Assets	$ 41,742,032
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$41,742,032
Number of Portfolio holdings	2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of MARA Holdings, Inc (NASDAQ: MARA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MARA Equity Swap	73.88%	Total Return Swap	73.88%
Cash	26.12%	Cash	26.12%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long MRVL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MRVL Daily ETF
Class Name	GraniteShares 2x Long MRVL Daily ETF
Trading Symbol	MVLL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$45.82	1.51%(a)
(a)	Annualized

Expenses Paid, Amount	$ 45.82
Expense Ratio, Percent	1.51%	[6]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on March 06, 2025, to June 30, 2025, the Fund had a -8.24% return.

Over the same period the common stock of Marvell Technology, Inc. (NASDAQ: MRVL) had a return of -0.38% and the S&P 500 Index (the Benchmark) a return of 8.61%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception
(March 06, 2025)
NAV	-8.24%
Price	-8.32%
Benchmark	8.61%

Performance Inception Date	Mar. 06, 2025
Net Assets	$ 20,646,650
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$20,646,650
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Marvell Technology, Inc. (NASDAQ: MRVL).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MRVL Equity Swap	60.78%	Total Return Swap	60.78%
United States Treasury Bills	27.91%	Government	27.91%
Cash	11.31%	Cash	11.31%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Short MSTR Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short MSTR Daily ETF
Class Name	GraniteShares 2x Short MSTR Daily ETF
Trading Symbol	MSDD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$7.92	1.44%(a)
(a)	Annualized

Expenses Paid, Amount	$ 7.92
Expense Ratio, Percent	1.44%	[7]
Factors Affecting Performance [Text Block]	How did the fund perform since inception?

Since inception on June 09, 2025, to June 30, 2025, the Fund had a -7.68% return.

Over the same period the common stock of MicroStrategy Inc. (NASDAQ: MSTR) had a return of 3.09% and the S&P 500 Index (the Benchmark) a return of 3.39%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception
(June 09, 2025)
NAV	-7.68%
Price	-7.76%
Benchmark	3.39%

Performance Inception Date	Jun. 09, 2025
Net Assets	$ 692,453
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$692,453
Number of Portfolio holdings	2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Super MicroStrategy Inc. (NASDAQ: MSTR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MSTR Equity Swap	69.74%	Total Return Swap	69.74%
Cash	30.26%	Cash	30.36%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long MSFT Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MSFT Daily ETF
Class Name	GraniteShares 2x Long MSFT Daily ETF
Trading Symbol	MSFL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$119.84	1.15%(a)
(a)	Annualized

Expenses Paid, Amount	$ 119.84
Expense Ratio, Percent	1.15%	[8]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 12 months?

During the period of June 30, 2024, to June 30, 2025, the Fund had a 8.50% return.

Over the same period the common stock of Microsoft Corp. (NASDAQ: MSFT) had a return of 12.14% and the S&P 500 Index (the Benchmark) a return of 15.16%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
	1-year	Inception
		(March 15, 2024)
NAV	8.50%	15.50%
Price	8.32%	15.38%
Benchmark	15.16%	17.63%

Performance Inception Date	Mar. 15, 2024
Net Assets	$ 19,879,068
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$19,879,068
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Microsoft Corp. (NASDAQ: MSFT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MSFT Equity Swap	58.21%	Total Return Swap	58.21%
US Treasury Bills	39.32%	Government	39.32%
Cash	2.47%	Cash	2.47%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long MSTR Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MSTR Daily ETF
Class Name	GraniteShares 2x Long MSTR Daily ETF
Trading Symbol	MSTP
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$8.28	1.42%(a)
(a)	Annualized

Expenses Paid, Amount	$ 8.28
Expense Ratio, Percent	1.42%	[9]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on June 09, 2025, to June 30, 2025, the Fund had a 4.32% return.

Over the same period the common stock of MicroStrategy Inc (NASDAQ: MSTR) had a return of 3.09% and the S&P 500 Index (the Benchmark) a return of 3.39%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception
(June 09, 2025)
NAV	4.32%
Price	4.24%
Benchmark	3.39%

Performance Inception Date	Jun. 09, 2025
Net Assets	$ 782,417
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$782,417
Number of Portfolio holdings	2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of MicroStrategy Inc (NASDAQ: MSTR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MSTR Equity Swap	72.25%	Total Return Swap	72.25%
Cash	27.75%	Cash	27.75%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long MU Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long MU Daily ETF
Class Name	GraniteShares 2x Long MU Daily ETF
Trading Symbol	MULL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$87.23	1.49%(a)

(a)	Annualized

Expenses Paid, Amount	$ 87.23
Expense Ratio, Percent	1.49%	[10]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on November 11, 2024, to June 30, 2025, the Fund had a -14.14% return.

Over the same period the common stock of Micron Technology Inc. (NASDAQ: MU) had a return of 13.24% and the S&P 500 Index (the Benchmark) a return of 4.31%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception
(Nov 11, 2024)
NAV	-14.24%
Price	-14.36%
Benchmark	4.31%

Performance Inception Date	Nov. 11, 2024
Net Assets	$ 8,789,188
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$8,789,188
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Micron Technology Inc. (NASDAQ: MU).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

MU Equity Swap	45.30%	Total Return Swap	45.30%
US Treasury Bill	48.87%	Government	48.87%
Cash	5.83%	Cash	5.83%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long AAPL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AAPL Daily ETF
Class Name	GraniteShares 2x Long AAPL Daily ETF
Trading Symbol	AAPB
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$103.17	1.15%(a)
(a)	Annualized

Expenses Paid, Amount	$ 103.17
Expense Ratio, Percent	1.15%	[11]
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months?

During the period of June 30, 2024, to June 30, 2025, the Fund had a -20.52% return.

Over the same period the common stock of Apple Inc (AAPL) had a return of –2.13% and the S&P 500 Index (the Benchmark) a return of 15.16%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	Inception (Aug 08, 2022)
NAV	-20.52%	-1.54%
Price	-20.47%	-1.57%
Benchmark	15.16%	16.78%

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 29,407,986
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$29,407,986
Number of Portfolio holdings	2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Apple Inc (NASDAQ: AAPL).

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

AAPL Equity Swap	77.02%	Total Return Swap	77.02%
Cash	22.98%	Cash	22.98%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long AMD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AMD Daily ETF
Class Name	GraniteShares 2x Long AMD Daily ETF
Trading Symbol	AMDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$80.84	1.07%(a)
(a)	Annualized

Expenses Paid, Amount	$ 80.84
Expense Ratio, Percent	1.07%	[12]
Factors Affecting Performance [Text Block]	How did the fund perform for the last 12 months?

During the period of June 30, 2024, to June 30, 2025, the Fund had a -48.18% return.

Over the same period the common stock of Advanced Micro Devices Inc. (AMD) had a return of –12.52% and the S&P 500 Index (the Benchmark) a return of 17.63%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance include all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
	1 Year	Inception (March 15, 2024)
NAV	-48.18%	-56.50%
Price	-48.11%	-57.50%
Benchmark	15.16%	17.63%

Performance Inception Date	Mar. 15, 2024
Net Assets	$ 459,582,679
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$459,582,679
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Advanced Micro Devices Inc. (NASDAQ: AMD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

AMD Equity Swap	74.07%	Total Return Swap	74.07%
US Treasury Bills	12.63%	Government	12.63%
Cash	13.30%	Cash	13.30%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long AMZN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long AMZN Daily ETF
Class Name	GraniteShares 2x Long AMZN Daily ETF
Trading Symbol	AMZZ
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$118.15	1.15%(a)
(a)	Annualized

Expenses Paid, Amount	$ 118.15
Expense Ratio, Percent	1.15%	[13]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 12 months?

During the period of June 30, 2024, to June 30, 2025, the Fund had a 5.20% return.

Over the same period the common stock of Amazon.com (AMZN) had a return of 13.53% and the S&P 500 Index (the Benchmark) a return of 15.16%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(March 15, 2024)
NAV	5.20%	17.89%
Price	5.10%	17.89%
Benchmark	15.16%	17.63%

Performance Inception Date	Mar. 15, 2024
Net Assets	$ 49,488,830
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Total Net Assets	$49,488,830
Number of Portfolio holdings	2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Amazon.com (NASDAQ: AMZN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

AMZN Equity Swap	83.28%	Total Return Swap	83.28%
Cash	16.72%	Cash	16.72%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long BABA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long BABA Daily ETF
Class Name	GraniteShares 2x Long BABA Daily ETF
Trading Symbol	BABX
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$167.57	1.15%(a)
(a)	Annualized

Expenses Paid, Amount	$ 167.57
Expense Ratio, Percent	1.15%	[14]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 12 months?

During the period of June 30, 2024, to June 30, 2025, the Fund had a 90.80% return.

Over the same period the ADR of Alibaba Group Holding Limited (BABA) had a return of 60.18% and the S&P 500 Index (the Benchmark) a return of 15.16%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(Dec 12, 2022)
NAV	90.80%	-0.17%
Price	90.72%	-0.19%
Benchmark	15.16%	20.69%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 80,863,433
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$80,863,433
Number of Portfolio holdings	2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Alibaba Group Holding Limited (NYSE: BABA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

BABA Equity Swap	82.63%	Total Return Swap	82.63%
Cash	17.37%	Cash	17.37%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Short COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short COIN Daily ETF
Class Name	GraniteShares 2x Short COIN Daily ETF
Trading Symbol	CONI
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$66.02	1.47%(a)
(a)	Annualized

Expenses Paid, Amount	$ 66.02
Expense Ratio, Percent	1.47%	[15]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on September 03, 2024, to June 30, 2025, the Fund had a –90.22% return.

Over the same period the common stock of Coinbase Global Inc. (NASDAQ: COIN) had a return of 107.23% and the S&P 500 Index (the Benchmark) a return of 13.47%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Total Returns (as of June 30, 2025)
Inception (Sep 03, 2024)

NAV	-90.20%
Price	-90.18%
Benchmark	13.47%

Performance Inception Date	Sep. 03, 2024
Net Assets	$ 36,687,771
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$36,687,771
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

COIN Equity Swap	56.59%	Total Return Swap	56.59%
US Treasury Bills	10.00%	Government	10.00%
Cash	33.40%	Cash	33.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long COIN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long COIN Daily ETF
Class Name	GraniteShares 2x Long COIN Daily ETF
Trading Symbol	CONL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$105.57	1.05%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance include all fund expenses.

Expenses Paid, Amount	$ 105.57
Expense Ratio, Percent	1.05%	[16]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 12 months?

During the period of June 30, 2024, to June 30, 2025, the Fund had a 1.58% return.

Over the same period the common stock of Coinbase Global Inc. (NASDAQ: COIN) had a return of 57.71% and the S&P 500 Index (the Benchmark) a return of 15.16%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance include all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(Aug 08, 2022)
NAV	1.58%	23.72%
Price	1.50%	23.69%
Benchmark	15.16%	16.78%

Performance Inception Date	Aug. 08, 2022
Net Assets	$ 923,024,020
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$923,024,020
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Coinbase Global Inc. (NASDAQ: COIN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

COIN Equity Swap	50.75%	Total Return Swap	50.75%
United States Treasury Bills	48.38%	Government	48.38%
Cash	0.87%	Cash	0.87%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long CRWD Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long CRWD Daily ETF
Class Name	GraniteShares 2x Long CRWD Daily ETF
Trading Symbol	CRWL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$126.17	1.48%(a)
(a)	Annualized

Expenses Paid, Amount	$ 126.17
Expense Ratio, Percent	1.48%	[17]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on November 11, 2024, to June 30, 2025, the Fund had a 69.28% return.

Over the same period the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD) had a return of 48.27% and the S&P 500 Index (the Benchmark) a return of 4.31%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Total Returns (as of June 30, 2025)
Inception
(Nov 11, 2024)
NAV	69.28%
Price	69.04%
Benchmark	4.31%

Performance Inception Date	Nov. 11, 2024
Net Assets	$ 35,127,228
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$35,127,228
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of CrowdStrike Holdings Inc. (NASDAQ: CRWD).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

CRWD Equity Swap	54.25%	Total Return Swap	54.25%
US Treasury Bills	32.35%	Government	13.40%
Cash	13.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long DELL Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long DELL Daily ETF
Class Name	GraniteShares 2x Long DELL Daily ETF
Trading Symbol	DLLL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$55.48	1.49%(a)
(a)	Annualized

Expenses Paid, Amount	$ 55.48
Expense Ratio, Percent	1.49%	[18]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on February 12, 2025, to June 30, 2025, the Fund had a -2.00% return.

Over the same period the common stock of Dell Technologies Inc. (NYSE: DELL) had a return of -9.27% and the S&P 500 Index (the Benchmark) a return of 3.09%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Total Returns (as of June 30, 2025)
Inception (Feb 12, 2025)

NAV	-2.00%
Price	-1.76%
Benchmark	3.09%

Performance Inception Date	Feb. 12, 2025
Net Assets	$ 7,105,108
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$7,105,108
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Dell Technologies Inc. (NYSE: DELL).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

U.S. Treasury Bills	50.58%	Government	50.58%
DELL Equity Swap	45.02%	Total Return Swap	45.02%
Cash	4.40%	Cash	4.40%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long META Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long META Daily ETF
Class Name	GraniteShares 2x Long META Daily ETF
Trading Symbol	FBL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$148.56	1.10%(a)
(a)	Annualized

Expenses Paid, Amount	$ 148.56
Expense Ratio, Percent	1.10%	[19]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 12 months?

During the period of June 30, 2024, to June 30, 2025, the Fund had a 71.21% return.

Over the same period the common stock of Meta Platforms Inc (NASDAQ: META) had a return of 46.88% and the S&P 500 Index (the Benchmark) a return of 15.16%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)

	1 Year	Inception (Dec 12, 2022)
NAV	71.21%	180.05%
Price	71.38%	180.09%
Benchmark	15.16%	20.69%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 166,896,572
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$166,896,572
Number of Portfolio Holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Meta Platforms Inc. (NASDAQ: META).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

META Equity Swap	59.54%	Total Return Swap	59.54%
United States Treasury Bills	30.23%	Government T-Bill	30.23%
Cash	10.23%	Cash	10.23%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
GraniteShares 2x Long INTC Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long INTC Daily ETF
Class Name	GraniteShares 2x Long INTC Daily ETF
Trading Symbol	INTW
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$50.45	1.50%(a)
(a)	Annualized

Expenses Paid, Amount	$ 50.45
Expense Ratio, Percent	1.50%	[20]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on February 12, 2025, to June 30, 2025, the Fund had a -20.84% return.

Over the same period the common stock of Intel Corp. (NASDAQ: INTC) had a return of 0.62% and the S&P 500 Index (the Benchmark) a return of 3.09%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Total Returns (as of June 30, 2025)
Inception
(Feb 12, 2025)

NAV	-20.84%
Price	-21.00%
Benchmark	3.09%

Performance Inception Date	Feb. 12, 2025
Net Assets	$ 22,758,303
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$22,758,303
Number of Portfolio holdings	2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Intel Corp. (NASDAQ: INTC).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

INTC Equity Swap	78.30%	Total Return Swap	78.30%
Cash	21.70%	Cash	21.70%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long IONQ Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long IONQ Daily ETF
Class Name	GraniteShares 2x Long IONQ Daily ETF
Trading Symbol	IONL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)
Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$58.27	1.47%(a)

(a)	Annualized

Expenses Paid, Amount	$ 58.27
Expense Ratio, Percent	1.47%	[21]
Factors Affecting Performance [Text Block]

How did the fund perform since inception? Since inception on March 24, 2025, to June 30, 2025, the Fund had a 96.36% return.

Over the same period the common stock of IonQ Inc. (NYSE: IONQ) had a return of 64.51% and the S&P 500 Index (the Benchmark) a return of 7.97%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)

Inception
(March 24, 2025)
NAV	96.36%
Price	96.84%
Benchmark	7.97%

Performance Inception Date	Mar. 24, 2025
Net Assets	$ 13,744,284
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Total Net Assets	$13,744,284
Number of Portfolio holdings	$3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of IonQ Inc. (NYSE: IONQ).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

IONQ Equity Swap	60.20%	Total Return Swap	60.20%
United States Treasury Bills	17.48%	Government	17.48%
Cash	22.32%	Cash	22.32%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Short NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short NVDA Daily ETF
Class Name	GraniteShares 2x Short NVDA Daily ETF
Trading Symbol	NVD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months?

(based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$84.21	1.35%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Expenses Paid, Amount	$ 84.21
Expense Ratio, Percent	1.35%	[22]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 12 months?

During the period of June 30, 2024, to June 30, 2025, the Fund had a –75.07% return.

Over the same period the common stock of NVIDIA Corp (NASDAQ: NVDA) had a return of 27.93% and the S&P 500 Index (the Benchmark) a return of 15.16%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(Aug 21, 2023)
NAV	-75.07%	-86.08%
Price	-75.16%	-86.08%
Benchmark	15.16%	22.01%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 157,263,028
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Total Net Assets	$157,263,028
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value

NVDA Equity Swap	75.84%	Total Return Swap	75.84%
Cash	21.49%	Cash	21.49%
US Treasury Bill	2.66%	Government	2.66%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long NVDA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long NVDA Daily ETF
Class Name	GraniteShares 2x Long NVDA Daily ETF
Trading Symbol	NVDL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$105.38	1.05%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Expenses Paid, Amount	$ 105.38
Expense Ratio, Percent	1.05%	[23]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 12 months? During the period of June 30, 2024, to June 30, 2025, the Fund had 1.29% return.

Over the same period the common stock of NVIDIA Corp. (NASDAQ: NVDA) had a return of 27.93% and the S&P 500 Index (the Benchmark) a return of 15.16%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(Dec 12, 2022)
NAV	1.29%	216.56%
Price	1.22%	216.40%
Benchmark	15.16%	25.66%

Performance Inception Date	Dec. 12, 2022
Net Assets	$ 4,123,031,947
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	10597.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)
Total Net Assets	$4,123,031,947
Number of Portfolio holdings	3
Turnover	10,597.0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of NVIDIA Corp. (NASDAQ: NVDA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

NVDA Equity Swap	49.81%	Total Return Swap	49.81%
United States Treasury Bills	48.63%	Government	48.63%
Cash	1.56%	Cash	1.56%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long PLTR Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long PLTR Daily ETF
Class Name	GraniteShares 2x Long PLTR Daily ETF
Trading Symbol	PTIR
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]

What were the fund’s costs since inception?

(based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$541.66	1.04%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Expenses Paid, Amount	$ 541.66
Expense Ratio, Percent	1.04%	[24]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on September 03, 2024, to June 30, 2025, the Fund had a 1,066.00% return.

Over the same period the common stock of Palantir Technologies Inc. (NASDAQ: PTLR) had a return of 346.80% and the S&P 500 Index (the Benchmark) a return of 13.47%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
Inception
(Sep 03, 2024)
NAV	1,066.00%
Price	1,067.04%
Benchmark	13.47%

Performance Inception Date	Sep. 03, 2024
Net Assets	$ 486,822,671
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	17002.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Total Net Assets	$486,822,671
Number of Portfolio holdings	3
Turnover	17,002%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Palantir Technologies Inc.  (NASDAQ: PTLR).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

PLTR Equity Swap	59.75%	Total Return Swap	59.75%
United States Treasury Bills	39.83%	Government	39.83%
Cash	0.41%	Cash	0.41%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long QCOM Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long QCOM Daily ETF
Class Name	GraniteShares 2x Long QCOM Daily ETF
Trading Symbol	QCML
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]
What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

$49.95	1.48%(a)

(a)	Annualized

Expenses Paid, Amount	$ 49.95
Expense Ratio, Percent	1.48%	[25]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on February 12, 2025, to June 30, 2025, the Fund had a -20.52% return.

 Over the same period the common stock of Qualcomm Inc. (NASDAQ: QCOM) had a return of – 5.40% and the S&P 500 Index (the Benchmark) a return of 3.09%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)

Inception
(Feb 12, 2025)
NAV	-20.52%
Price	-20.48%
Benchmark	3.09%

Performance Inception Date	Feb. 12, 2025
Net Assets	$ 3,179,485
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Total Net Assets	$3,179,485
Number of Portfolio holdings	$2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Qualcomm Inc. (NASDAQ: QCOM).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

QCOM Equity Swap	79.00%	Total Return Swap	79.00%
Cash	21.00%	Government	21.00%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long RDDT Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long RDDT Daily ETF
Class Name	GraniteShares 2x Long RDDT Daily ETF
Trading Symbol	RDTL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$42.31	1.48%(a)
(a)	Annualized

Expenses Paid, Amount	$ 42.31
Expense Ratio, Percent	1.48%	[26]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on March 24, 2025, to June 30, 2025, the Fund had a 14.32% return.

Over the same period the common stock of Reddit Inc. (NYSE: RDDT) had a return of 20.51% and the S&P 500 Index (the Benchmark) a return of 7.97%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
Inception
(March 24, 2025)
NAV	14.32%
Price	14.16%
Benchmark	7.97%

Performance Inception Date	Mar. 24, 2025
Net Assets	$ 26,296,560
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Total Net Assets	$26,296,560
Number of Portfolio holdings	2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Reddit Inc. (NYSE: RDDT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

RDDT Equity Swap	48.56%	Total Return Swap	48.56%
US Treasury Bills	45.10%	Government	45.10%
Cash	6.34%	Cash	6.34%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long RIVN Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long RIVN Daily ETF
Class Name	GraniteShares 2x Long RIVN Daily ETF
Trading Symbol	RVNL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$26.39	1.14%(a)
(a)	Annualized

Expenses Paid, Amount	$ 26.39
Expense Ratio, Percent	1.14%	[27]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on April 21, 2025, to June 30, 2025, the Fund had a 42.48% return.

Over the same period the common stock of Rivian Automotive Inc. (NASDAQ: RIVN) had a return of –23.23% and the S&P 500 Index (the Benchmark) a return of 20.62%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception (Apr 21, 2025)

NAV	42.48%
Price	42.16%
Benchmark	20.62%

Performance Inception Date	Apr. 21, 2025
Net Assets	$ 1,424,643
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$1,424,643
Number of Portfolio holdings	2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Rivian Automotive Inc. (NASDAQ: RIVN).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

RIVN Equity Swap	71.99%	Total Return Swap	71.99%
Cash	28.01%	Cash	28.01%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long SMCI Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long SMCI Daily ETF
Class Name	GraniteShares 2x Long SMCI Daily ETF
Trading Symbol	SMCL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$70.36	1.48%(a)
(a)	Annualized

Expenses Paid, Amount	$ 70.36
Expense Ratio, Percent	1.48%	[28]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on December 11, 2024, to June 30, 2025, the Fund had a -26.84% return.

Over the same period the common stock of Super Micro Computer Inc. (NASDAQ: SMCI) had a return of 28.00% and the S&P 500 Index (the Benchmark) a return of 2.74%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception
(Dec 11, 2024)
NAV	-26.84%
Price	-26.92%
Benchmark	2.74%

Performance Inception Date	Dec. 11, 2024
Net Assets	$ 73,144,801
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$73,144,801
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Super Micro Computer Inc. (NASDAQ: SMCI).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

SMCI Equity Swap	66.03%	Total Return Swap	66.03%
United States Treasury Bills	15.74%	Government	15.74%
Cash	18.23%	Cash	18.23%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Short TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Short TSLA Daily ETF
Class Name	GraniteShares 2x Short TSLA Daily ETF
Trading Symbol	TSDD
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$50.75	0.95%(a)
(a)	Annualized

Expenses Paid, Amount	$ 50.75
Expense Ratio, Percent	0.95%	[29]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 12 months?

Since the period of June 30, 2024, to June 30, 2025, the Fund had a -92.63% return.

Over the same period the common stock of Tesla Inc. (NASDAQ: TSLA) had a return of 60.53% and the S&P 500 Index (the Benchmark) a return of 15.16%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
	1 Year	Inception (Aug 21, 2023)

NAV	-92.63%	-78.35%
Price	-92.63%	-78.34%
Benchmark	15.16%	22.01%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 87,201,804
Holdings Count | Integer	2
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$87,201,804
Number of Portfolio holdings	2
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

TSLA Equity Swap	64.09%	Total Return Swaps	64.09%
Cash	35.91%	Cash	35.91%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the year.
GraniteShares 1.25x Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 1.25x Long TSLA Daily ETF
Class Name	GraniteShares 1.25x Long TSLA Daily ETF
Trading Symbol	TSL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$151.48	1.16%(a)

(a)	Annualized

Expenses Paid, Amount	$ 151.48
Expense Ratio, Percent	1.16%	[30]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 12 months? Since June 30, 2024, to June 30, 2025, the Fund had a 60.15% return.

Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of 60.53% and the S&P 500 Index (the Benchmark) a return of 15.16%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)

	1 Year	Inception
		(Aug 09, 2022)
NAV	60.15%	-7.98%
Price	60.36%	-7.98%
Benchmark	15.16%	-16.78%

Performance Inception Date	Aug. 09, 2022
Net Assets	$ 13,670,308
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$13,670,308
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

TSLA Equity Swap	64.05%	Government	64.05%
United States Treasury Bills	26.18%	Total Return Swap	26.18%
Cash	9.77%	Cash	9.77%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long TSLA Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long TSLA Daily ETF
Class Name	GraniteShares 2x Long TSLA Daily ETF
Trading Symbol	TSLR
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs for the last 12 months? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$112.62	0.96%(a)
(a)	Annualized

Expenses Paid, Amount	$ 112.62
Expense Ratio, Percent	0.96%	[31]
Factors Affecting Performance [Text Block]

How did the fund perform for the last 12 months?

During the period of June 30, 2024, to June 30, 2025, the Fund had a 35.75% return.

Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of 60.53% and the S&P 500 Index (the Benchmark) a return of 15.16%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
		Inception
	1 Year	(Aug 21, 2023)
NAV	35.75%	-13.92%
Price	35.58%	-13.94%
Benchmark	15.16%	22.01%

Performance Inception Date	Aug. 21, 2023
Net Assets	$ 256,250,017
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of Juen 30, 2025)

Total Net Assets	$256,250,017
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Tesla Inc (NASDAQ: TSLA).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

TSLA Equity Swap	80.51%	Total Return Swap	80.51%
Cash	12.89%	Cash	12.89%
United States Treasury Bill	6.60%	Government	6.60%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long TSM Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long TSM Daily ETF
Class Name	GraniteShares 2x Long TSM Daily ETF
Trading Symbol	TSMU
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception?

(based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$98.69	1.49%(a)
(a)	Annualized

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Expenses Paid, Amount	$ 98.69
Expense Ratio, Percent	1.49%	[32]
Factors Affecting Performance [Text Block]	How did the fund perform since inception?

Since inception on November 11, 2024, to June 30, 2025, the Fund had a 10.28% return.

Over the same period the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM) had a return of 17.97% and the S&P 500 Index (the Benchmark) a return of 4.31%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception (Nov 11, 2024)
NAV	10.28%
Price	10.32%
Benchmark	4.31%

Performance Inception Date	Nov. 11, 2024
Net Assets	$ 14,060,729
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$14,060,729
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the ADR of Taiwan Semiconductor Manufacturing Co Ltd (NYSE: TSM).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements.

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

TSM Equity Swap	48.64%	Total Return Swap	48.64%
US Treasury Bill	37.98%	Government	37.98%
Cash	13.38%	Cash	13.38%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long UBER Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long UBER Daily ETF
Class Name	GraniteShares 2x Long UBER Daily ETF
Trading Symbol	UBRL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$109.59	1.14%(a)
(a)	Annualized

Expenses Paid, Amount	$ 109.59
Expense Ratio, Percent	1.14%	[33]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on September 03, 2024, to June 30, 2025, the Fund had a 33.28% return.

Over the same period the common stock of Uber Technologies Inc. (NYSE: UBER) had a return of 29.78% and the S&P 500 Index (the Benchmark) a return of 13.47%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception
(Sep 03, 2024)
NAV	33.28%
Price	33.20%
Benchmark	13.47%

Performance Inception Date	Sep. 03, 2024
Net Assets	$ 29,320,886
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$29,320,886
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Uber Technologies Inc. (NYSE: UBER).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

UBER Equity Swap	49.22%	Total Return Swap	49.22%
US Treasury Bills	45.24%	Government	45.24%
Cash	5.54%	Cash	5.54%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares 2x Long VRT Daily ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares 2x Long VRT Daily ETF
Class Name	GraniteShares 2x Long VRT Daily ETF
Trading Symbol	VRTL
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$51.25	1.50%(a)
(a)	Annualized

Expenses Paid, Amount	$ 51.25
Expense Ratio, Percent	1.50%	[34]
Factors Affecting Performance [Text Block]	How did the fund perform since inception?

Since inception on March 24, 2025, to June 30, 2025, the Fund had a 54.52% return.

Over the same period the common stock of Vertiv Holding Co. (NYSE: VRT) had a return of 37.10% and the S&P 500 Index (the Benchmark) a return of 7.97%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception (March 24, 2025)
NAV	54.52%
Price	54.44%
Benchmark	7.97%

Performance Inception Date	Mar. 24, 2025
Net Assets	$ 8,498,651
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$8,498,651
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund enters into financial instruments such as swaps and options on the common stock of Vertiv Holding Co. (NYSE: VRT).

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

VRT Equity Swap	46.62%	Total Return Swap	46.62%
United States Treasury Bills	46.46%	Government	46.46%
Cash	6.92%	Cash	6.92%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares YieldBOOST NVDA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST NVDA ETF
Class Name	GraniteShares YieldBOOST NVDA ETF
Trading Symbol	NVYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$15.50	1.07%(a)
(a)	Annualized

Expenses Paid, Amount	$ 15.50
Expense Ratio, Percent	1.07%	[35]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on May 12, 2025, to June 30, 2025, the Fund had a 16.92% return.

Over the same period the common stock of NVIDIA Corp. (NASDAQ: NVDA) had a return of 28.46% and the S&P 500 Index (the Benchmark) a return of 6.40%.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)

Inception
(May 12, 2025)
NAV	16.92%
Price	17.27%
Benchmark	6.40%

Performance Inception Date	May 12, 2025
Net Assets	$ 6,142,674
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Total Net Assets	$6,142,674
Number of Portfolio Holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged NVDA ETF and for which it will receive a premium. The put options contracts sold and bought by the Fund may vary in regard to their strike prices from and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bill	58.06%	Government	58.06%
Cash	40.13%	Cash	40.13%
Options	1.81%	Options	1.81%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares YieldBOOST QQQ ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST QQQ ETF
Class Name	GraniteShares YieldBOOST QQQ ETF
Trading Symbol	TQQY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$36.69	1.13%(a)
(a)	Annualized

Expenses Paid, Amount	$ 36.69
Expense Ratio, Percent	1.13%	[36]
Factors Affecting Performance [Text Block]	How did the fund perform since inception?

Since inception on February 25, 2025, to June 30, 2025, the Fund had a -9.61% return.

Over the same period the Nasdaq-100 Index (the Benchmark) had a return of 7.86%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception (Feb 26, 2025)
NAV	-9.61%
Price	-9.52%
Benchmark	7.86%

Performance Inception Date	Feb. 26, 2025
Net Assets	$ 2,857,808
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$2,857,808
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the ProShares UltraPro® QQQ (NASDAQ: TQQQ), for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity from 1-week to 1-month.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bill	88.47%	Government	88.47%
Cash	11.34%	Cash	11.34%
Options	0.20%	Options	0.20%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares YieldBOOST TSLA ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST TSLA ETF
Class Name	GraniteShares YieldBOOST TSLA ETF
Trading Symbol	TSYY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$51.36	1.12%(a)
(a)	Annualized

Expenses Paid, Amount	$ 51.36
Expense Ratio, Percent	1.12%	[37]
Factors Affecting Performance [Text Block]	How did the fund perform since inception?

Since inception on December 17, 2024, to June 30, 2025, the Fund had a -26.18% return.

Over the same period the common stock of TSLA Inc. (NASDAQ: TSLA) had a return of -33.80% and the S&P 500 Index (the Benchmark) a return of 3.28%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception (Dec 18, 2024)
NAV	-26.18%
Price	-25.45%
Benchmark	-3.28%

Performance Inception Date	Dec. 18, 2024
Net Assets	$ 24,547,027
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$24,547,027
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged TSLA ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bill	62.78%	Government	62.78%
Cash	28.27%	Cash	28.27%
Options	8.94%	Options	8.94%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares YieldBOOST Bitcoin ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST Bitcoin ETF
Class Name	GraniteShares YieldBOOST Bitcoin ETF
Trading Symbol	XBTY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$14.95	1.07%(a)
(a)	Annualized

Expenses Paid, Amount	$ 14.95
Expense Ratio, Percent	1.07%	[38]
Factors Affecting Performance [Text Block]	How did the fund perform since inception? Since inception on May 12, 2025, to June 30, 2025, the Fund had a 8.24% return.

Over the same period bitcoin (the Benchmark) had a return of 5.74%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]

Average Annual Total Returns (as of June 30, 2025)
Inception (May 09, 2025)
NAV	8.24%
Price	8.32%
Benchmark	5.74%

Performance Inception Date	May 09, 2025
Net Assets	$ 4,956,181
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of June 30, 2025)

Total Net Assets	$4,956,181
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the leveraged bitcoin ETF and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may also invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bill	68.73%	Government	68.73%
Cash	30.04%	Cash	30.04%
Options	1.23%	Options	1.23%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.
GraniteShares YieldBOOST SPY ETF
Shareholder Report [Line Items]
Fund Name	GraniteShares YieldBOOST SPY ETF
Class Name	GraniteShares YieldBOOST SPY ETF
Trading Symbol	YSPY
Security Exchange Name	NASDAQ
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]

If you wish to view additional information about the Fund, including but not limited to the financial statements and holdings, please visit www.graniteshares.com

Phone: (844) 476 8747 – email: info@graniteshares.com

Additional Information Phone Number	(844) 476 8747
Additional Information Email	info@graniteshares.com
Additional Information Website	www.graniteshares.com
Expenses [Text Block]	What were the fund’s costs since inception? (based on hypothetical $10,000 investment)

	Cost of a $10,000 Investment	Cost paid as % of a $10,000 investment

	$37.78	1.13%(a)
(a)	Annualized

Expenses Paid, Amount	$ 37.78
Expense Ratio, Percent	1.13%	[39]
Factors Affecting Performance [Text Block]

How did the fund perform since inception?

Since inception on February 25, 2025 to June 30, 2025, the Fund had a -4.77% return.

Over the same period the S&P 500 Index (the Benchmark) had a return of 4.69%

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future results.
Line Graph [Table Text Block]

How did the fund perform since inception

The $10,000 chart reflects a hypothetical $10,000 investment in the Fund. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. The NAV performance includes all fund expenses.

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of June 30, 2025)
Inception
(Feb 26, 2025)
NAV	-4.77%
Price	-4.58%
Benchmark	4.69%

Performance Inception Date	Feb. 26, 2025
Net Assets	$ 3,225,996
Holdings Count | Integer	3
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2025)

Total Net Assets	$3,225,996
Number of Portfolio holdings	3
Turnover	0%

Holdings [Text Block]

What does the Fund invest in?

The Fund sells put options contracts, either directly or through swap contracts, on the Direxion Daily S&P500® Bull 3X Shares (NYSE ARCA: SPXL) and for which it will receive a premium. The put options contracts sold by the Fund may vary in regard to their strike prices and their maturity.

The Fund may invest in (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; (3) short term bond ETFs and/or (4) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or of comparable quality as collateral for the Fund’s swap agreements

Top 10 Holdings (as of June 30, 2025)		Sector Breakdown (as of June 30, 2025)
% of Market Value		% of Market Value

United States Treasury Bill	86.12%	Government	86.12%
Cash	13.81%	Cash	13.81%
Options	0.07%	Options	0.07%

Material Fund Change [Text Block]	Material Fund Changes There were no material fund changes during the period.

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